Investment Strategy - Saba Closed-End Funds ETF	Jun. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	2.The Fund’s policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by closed-end funds, will be revised as follows:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by normally investing at least 80% of its net assets, (a) in securities issued by closed-end funds or derivatives that provide investment exposure to closed-end funds either directly or indirectly and (b) opportunistically in long and/or short positions of (i) single name or basket securities or instruments seeking to hedge market exposure and/or (ii) derivatives instruments seeking to hedge market exposure.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by normally investing at least 80% of its net assets, (a) in securities issued by closed-end funds or derivatives that provide investment exposure to closed-end funds either directly or indirectly and (b) opportunistically in long and/or short positions of (i) single name or basket securities or instruments seeking to hedge market exposure and/or (ii) derivatives instruments seeking to hedge market exposure.